Retirement Benefits Amounts Recognized in Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Actuarial gains	$ 7.2
Amortization of actuarial losses	1.0 [1]
Cumulative translation adjustments	0.9
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	9.1
Deferred income taxes	(3.3)
Recognized in other comprehensive loss, net of tax	$ 5.8

[1]	Reflects amounts reclassified from accumulated other comprehensive income (loss) to net income.